		T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO
		March 31, 2019	(Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

CORPORATE BONDS 48.9%			Barclays Bank
			2.65%, 1/11/21	665	660
Financial Institutions 18.1%			BB&T
			2.15%, 2/1/21	860	852
Banking 11.7%			BPCE
ABN AMRO Bank, FRN,			2.50%, 7/15/19	440	439
3M USD LIBOR + 0.57%, 3.209%,			BPCE, FRN,
8/27/21 (1)	1,105	1,106	3M USD LIBOR + 1.22%, 3.883%,
American Express			5/22/22 (1)	400	403
3.00%, 2/22/21	780	784	Capital One
American Express Credit			2.35%, 1/31/20	940	936
2.20%, 3/3/20	1,030	1,025	Capital One Financial
American Express Credit			2.40%, 10/30/20	575	572
2.375%, 5/26/20	160	159	Capital One Financial
ANZ New Zealand International			2.50%, 5/12/20	250	249
2.20%, 7/17/20 (1)	550	545	Capital One Financial
ANZ New Zealand International			3.90%, 1/29/24	360	367
2.75%, 1/22/21 (1)	880	877	Citibank
Banco de Credito del Peru			2.125%, 10/20/20	1,080	1,071
2.25%, 10/25/19 (1)	200	200	Citigroup
Banco Santander			2.90%, 12/8/21	990	991
2.50%, 12/15/20 (1)	1,285	1,278	Citigroup, FRN,
Banco Santander, FRN,			3M USD LIBOR + 0.79%, 3.573%,
3M USD LIBOR + 1.12%, 3.917%,			1/10/20	1,005	1,008
4/12/23	600	593	Citizens Bank
Bank of America			2.25%, 3/2/20	455	453
2.503%, 10/21/22	435	429	Citizens Bank
Bank of America			2.25%, 10/30/20	250	248
2.625%, 4/19/21	535	533	Citizens Bank
Bank of America, FRN,			2.45%, 12/4/19	250	249
3M USD LIBOR + 0.38%, 3.152%,			Citizens Bank
1/23/22	610	608	2.55%, 5/13/21	390	387
Bank of America, FRN,			Citizens Bank
3M USD LIBOR + 0.65%, 3.252%,			3.25%, 2/14/22	435	439
6/25/22	590	590	Cooperatieve Rabobank
Bank of America, FRN,			3.95%, 11/9/22	935	950
3M USD LIBOR + 1.16%, 3.921%,			Credit Agricole, FRN,
1/20/23	995	1,007	3M USD LIBOR + 1.02%, 3.799%,
Bank of Montreal, FRN,			4/24/23 (1)	470	465
3M USD LIBOR + 0.46%, 3.257%,			Credit Suisse
4/13/21	730	732	5.40%, 1/14/20	220	224
Banque Federative du Credit Mutuel			Credit Suisse Group Funding
2.00%, 4/12/19 (1)	690	690	Guernsey
Banque Federative du Credit Mutuel			2.75%, 3/26/20	500	499
2.20%, 7/20/20 (1)	625	620	Danske Bank
Barclays			2.20%, 3/2/20 (1)	1,115	1,106
2.75%, 11/8/19	1,215	1,213	Deutsche Bank, FRN,
Barclays, FRN,			3M USD LIBOR + 1.29%, 4.028%,
3M USD LIBOR + 1.625%, 4.408%,			2/4/21	610	599
1/10/23	475	474	Discover Bank
			3.10%, 6/4/20	310	311

		T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Discover Bank			Mitsubishi UFJ Financial Group,
7.00%, 4/15/20	1,555	1,619	FRN,
First Niagara Financial Group			3M USD LIBOR + 0.86%, 3.625%,
7.25%, 12/15/21	370	405	7/26/23	460	461
Goldman Sachs Group			Morgan Stanley
2.30%, 12/13/19	500	498	5.50%, 1/26/20	355	362
Goldman Sachs Group			Morgan Stanley
5.375%, 3/15/20	295	302	5.50%, 7/24/20	355	367
Goldman Sachs Group			Morgan Stanley, FRN,
5.75%, 1/24/22	555	595	3M USD LIBOR + 0.55%, 3.247%,
Goldman Sachs Group			2/10/21	900	901
6.00%, 6/15/20	90	93	PNC Bank
Goldman Sachs Group, FRN,			2.45%, 11/5/20	650	647
3M USD LIBOR + 0.78%, 3.524%,			Regions Bank, FRN,
10/31/22	750	747	3M USD LIBOR + 0.38%, 3.177%,
Goldman Sachs Group, FRN,			4/1/21	980	972
3M USD LIBOR + 1.11%, 3.875%,			Regions Bank, FRN,
4/26/22	750	754	3M USD LIBOR + 0.50%, 3.188%,
HSBC Holdings, FRN,			8/13/21	285	283
3M USD LIBOR + 0.60%, 3.283%,			Royal Bank of Scotland Group
5/18/21	805	804	6.40%, 10/21/19	210	214
HSBC USA			Standard Chartered
2.35%, 3/5/20	690	687	2.10%, 8/19/19 (1)	280	279
Huntington National Bank			Standard Chartered, FRN,
2.375%, 3/10/20	1,020	1,017	3M USD LIBOR + 1.15%, 3.911%,
ING Groep, FRN,			1/20/23 (1)	635	633
3M USD LIBOR + 1.15%, 3.751%,			Sumitomo Mitsui Trust Bank
3/29/22	480	482	1.95%, 9/19/19 (1)	410	408
JPMorgan Chase			SunTrust Bank, VR,
2.25%, 1/23/20	800	797	2.59%, 1/29/21 (2)	1,090	1,087
JPMorgan Chase			Svenska Handelsbanken
4.25%, 10/15/20	275	281	3.35%, 5/24/21	760	769
JPMorgan Chase			Synchrony Financial
4.40%, 7/22/20	170	174	2.70%, 2/3/20	2,265	2,260
JPMorgan Chase			U. S. Bank, FRN,
4.95%, 3/25/20	225	230	3M USD LIBOR + 0.32%, 3.085%,
JPMorgan Chase, FRN,			4/26/21	1,080	1,082
3M USD LIBOR + 0.55%, 3.151%,			UBS Group Funding Switzerland
3/9/21	990	991	2.95%, 9/24/20 (1)	1,015	1,015
KeyBank			UBS Group Funding Switzerland,
3.30%, 2/1/22	440	447	FRN,
Mitsubishi UFJ Financial Group,			3M USD LIBOR + 1.22%, 3.871%,
FRN,			5/23/23 (1)	590	594
3M USD LIBOR + 0.65%, 3.415%,			Wells Fargo
7/26/21	280	280	2.55%, 12/7/20	70	70
Mitsubishi UFJ Financial Group			Wells Fargo Bank, VR,
3.218%, 3/7/22	820	826	3.325%, 7/23/21 (2)	1,335	1,343
Mitsubishi UFJ Financial Group,					53,291
FRN,
3M USD LIBOR + 0.92%, 3.583%,
2/22/22	570	574

		T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

			AIG Global Funding
Brokerage Asset Managers Exchanges 0.2%			3.35%, 6/25/21 (1)	525	529
CBOE Global Markets			American International Group
1.95%, 6/28/19	410	409	2.30%, 7/16/19	520	520
Charles Schwab, FRN,			American International Group
3M USD LIBOR + 0.32%, 2.961%,			6.40%, 12/15/20	260	275
5/21/21	680	679	Anthem
Legg Mason			2.50%, 11/21/20	475	473
2.70%, 7/15/19	45	45	Aon
		1,133	2.80%, 3/15/21	970	968
			Aon
Finance Companies 2.1%			5.00%, 9/30/20	95	98
AerCap Ireland Capital			CNO Financial Group
3.75%, 5/15/19	315	315	4.50%, 5/30/20	3,415	3,432
AerCap Ireland Capital			Humana
3.95%, 2/1/22	785	795	2.625%, 10/1/19	745	744
AerCap Ireland Capital			Humana
4.45%, 12/16/21	345	354	2.90%, 12/15/22	55	55
AerCap Ireland Capital			Humana
4.625%, 10/30/20	440	450	3.15%, 12/1/22	220	221
Air Lease			Humana
2.125%, 1/15/20	890	884	3.85%, 10/1/24	40	41
Air Lease			Lincoln National
2.50%, 3/1/21	200	198	4.00%, 9/1/23	195	204
Air Lease			Marsh & Mclennan
3.50%, 1/15/22	390	394	3.50%, 12/29/20	535	542
Avolon Holdings Funding			Marsh & Mclennan
5.125%, 10/1/23 (1)	810	825	3.875%, 3/15/24	505	524
GATX			New York Life Global Funding, FRN,
2.50%, 7/30/19	485	484	3M USD LIBOR + 0.32%, 3.054%,
GATX			8/6/21 (1)	850	855
2.60%, 3/30/20	1,020	1,016	Principal Life Global Funding II
GE Capital International Funding			1.50%, 4/18/19 (1)	415	415
2.342%, 11/15/20	2,260	2,232	Principal Life Global Funding II
International Lease Finance			2.20%, 4/8/20 (1)	1,545	1,537
6.25%, 5/15/19	560	562	Reinsurance Group of America
iStar			5.00%, 6/1/21	90	93
4.625%, 9/15/20	1,115	1,128	Reinsurance Group of America
SMBC Aviation Capital Finance			6.45%, 11/15/19	810	827
4.125%, 7/15/23 (1)	200	205	Trinity Acquisition
		9,842	3.50%, 9/15/21	450	452
Financial Other 0.3%					13,695
DAE Funding			Real Estate Investment Trusts 0.8%
5.25%, 11/15/21 (1)	1,360	1,391	American Campus Communities
		1,391	Operating Partnership
			3.35%, 10/1/20	822	824
Insurance 3.0%			Brixmor Operating Partnership
AIA Group, FRN,			3.875%, 8/15/22	115	117
3M USD LIBOR + 0.52%, 3.153%,			Highwoods Realty
9/20/21 (1)	890	890	3.625%, 1/15/23	360	361

		T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Starwood Property Trust			CNH Industrial Capital
3.625%, 2/1/21	1,070	1,066	3.375%, 7/15/19	375	374
Ventas Realty			CNH Industrial Capital
3.10%, 1/15/23	125	125	3.875%, 10/15/21	680	676
WEA Finance			CNH Industrial Capital
2.70%, 9/17/19 (1)	1,110	1,109	4.375%, 11/6/20	1,775	1,787

		3,602	General Dynamics, FRN,
			3M USD LIBOR + 0.29%, 2.987%,
Total Financial Institutions		82,954	5/11/20	225	225

Industrial 28.3%			General Dynamics, FRN,
			3M USD LIBOR + 0.38%, 3.077%,
Basic Industry 2.4%			5/11/21	380	382
Anglo American Capital			Martin Marietta Materials, FRN,
			3M USD LIBOR + 0.50%, 3.133%,
3.75%, 4/10/22 (1)	200	201	12/20/19	445	445
Anglo American Capital			Martin Marietta Materials, FRN,
4.125%, 9/27/22 (1)	430	436	3M USD LIBOR + 0.65%, 3.313%,
ArcelorMittal, STEP,			5/22/20	215	215
5.25%, 8/5/20	2,110	2,165	Northrop Grumman
ArcelorMittal, STEP,			2.08%, 10/15/20	1,105	1,095
5.50%, 3/1/21	305	319	Rockwell Collins
Celulosa Arauco y Constitucion			1.95%, 7/15/19	300	299
7.25%, 7/29/19	595	604	Roper Technologies
DowDuPont			3.00%, 12/15/20	345	345
3.766%, 11/15/20	765	778	Roper Technologies
International Flavors & Fragrances			3.65%, 9/15/23	195	198
3.40%, 9/25/20	285	287	United Technologies, FRN,
INVISTA Finance			3M USD LIBOR + 0.65%, 3.333%,
4.25%, 10/15/19 (1)	1,480	1,485	8/16/21	520	520
LyondellBasell Industries			Vulcan Materials, FRN,
6.00%, 11/15/21	415	443	3M USD LIBOR + 0.60%, 3.211%,
Packaging Corp of America			6/15/20	520	517
2.45%, 12/15/20	410	407	Vulcan Materials, FRN,
Sherwin-Williams			3M USD LIBOR + 0.65%, 3.276%,
2.25%, 5/15/20	2,010	1,995	3/1/21	1,130	1,128
Solvay Finance America
3.40%, 12/3/20 (1)	705	707			9,465
Southern Copper			Communications 3.1%
5.375%, 4/16/20	145	149	America Movil
Vale Overseas			5.00%, 10/16/19	120	122
4.375%, 1/11/22	1,075	1,101	America Movil
		11,077	5.00%, 3/30/20	1,050	1,070
			Charter Communications Operating
Capital Goods 2.1%			3.579%, 7/23/20	920	926
Boral Finance			Charter Communications Operating
3.00%, 11/1/22 (1)	100	98	4.464%, 7/23/22	1,040	1,074
Caterpillar Financial Services			Comcast
2.95%, 2/26/22	740	747	3.70%, 4/15/24	1,175	1,214
Caterpillar Financial Services, FRN,			Crown Castle International
3M USD LIBOR + 0.28%, 2.887%,			2.25%, 9/1/21	385	378
9/7/21	415	414

		T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Crown Castle International			eBay
3.40%, 2/15/21	600	604	2.15%, 6/5/20	540	536
Crown Castle Towers			Expedia Group
3.72%, 7/15/23 (1)	385	390	5.95%, 8/15/20	233	241
Discovery Communications			Ford Motor Credit
2.20%, 9/20/19	380	379	2.021%, 5/3/19	655	654
Fox			Ford Motor Credit
3.666%, 1/25/22 (1)	180	184	2.343%, 11/2/20	400	390
Fox			Ford Motor Credit
4.03%, 1/25/24 (1)	215	223	2.459%, 3/27/20	355	352
Interpublic Group			Ford Motor Credit
3.50%, 10/1/20	205	207	2.681%, 1/9/20	1,205	1,200
NBCUniversal Media			Ford Motor Credit
5.15%, 4/30/20	1,060	1,087	3.157%, 8/4/20	625	621
Omnicom Group			Ford Motor Credit
4.45%, 8/15/20	500	511	3.47%, 4/5/21	290	287
RELX Capital			General Motors Financial
3.50%, 3/16/23	400	403	3.20%, 7/13/20	1,080	1,081
SBA Tower Trust			General Motors Financial, FRN,
2.898%, 10/15/19 (1)	1,640	1,639	3M USD LIBOR + 0.85%, 3.647%,
SBA Tower Trust			4/9/21	515	508
3.448%, 3/15/23 (1)	620	622	GLP Capital/GLP Financing II
Telefonos de Mexico			4.875%, 11/1/20	680	693
5.50%, 11/15/19	730	741	Harley-Davidson Financial Services
Time Warner Cable			4.05%, 2/4/22 (1)	660	667
8.25%, 4/1/19	1,960	1,960	Harley-Davidson Financial Services,
Vodafone Group			FRN,
3.75%, 1/16/24	465	469	3M USD LIBOR + 0.50%, 3.141%,
			5/21/20 (1)	550	550
		14,203	Harley-Davidson Financial Services,
Consumer Cyclical 5.1%			FRN,
			3M USD LIBOR + 0.94%, 3.555%,
Alibaba Group Holding			3/2/21 (1)	695	692
2.50%, 11/28/19	1,480	1,479
AutoZone			Hyundai Capital America
1.625%, 4/21/19	125	125	1.75%, 9/27/19 (1)	495	492
			Hyundai Capital America
BMW US Capital, FRN,			2.00%, 7/1/19 (1)	580	578
3M USD LIBOR + 0.50%, 3.188%,
8/13/21 (1)	575	575	JD. com
BMW US Capital, FRN,			3.125%, 4/29/21	1,130	1,118
3M USD LIBOR + 0.41%, 3.207%,			McDonald's
4/12/21 (1)	770	769	3.35%, 4/1/23	445	454
D. R. Horton			Nissan Motor Acceptance
2.55%, 12/1/20	365	363	1.55%, 9/13/19 (1)	525	521
Daimler Finance North America			Nissan Motor Acceptance
1.75%, 10/30/19 (1)	705	700	2.15%, 9/28/20 (1)	755	743
Daimler Finance North America			Nissan Motor Acceptance
2.30%, 2/12/21 (1)	1,090	1,077	3.65%, 9/21/21 (1)	295	297
Dollar Tree, FRN,			PACCAR Financial
3M USD LIBOR + 0.70%, 3.473%,			3.10%, 5/10/21	865	872
4/17/20	865	865	QVC
			3.125%, 4/1/19	2,486	2,486

		T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO

	Par/Shares	$ Value			Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Royal Caribbean Cruises			Campbell Soup, FRN,
2.65%, 11/28/20	185	184	3M USD LIBOR + 0.63%, 3.241%,
Starbucks			3/15/21		700	694
2.70%, 6/15/22	295	295	Celgene
Volkswagen Group of America			2.75%, 2/15/23		435	430
Finance			Celgene
3.875%, 11/13/20 (1)	685	693	2.875%, 2/19/21		800	799

		23,158	Celgene
			3.25%, 2/20/23		135	136
Consumer Non-Cyclical 8.0%			Celgene
Abbott Laboratories			3.625%, 5/15/24		115	117
2.90%, 11/30/21	725	728	Cigna
AbbVie			3.40%, 9/17/21 (1)		255	258
2.30%, 5/14/21	640	633	Cigna, FRN,
AbbVie			3M USD LIBOR + 0.65%, 3.265%,
2.90%, 11/6/22	535	534	9/17/21	(1)	455	454
AbbVie			Conagra Brands, FRN,
3.20%, 11/6/22	120	121	3M USD LIBOR + 0.75%, 3.511%,
Altria Group			10/22/20		315	314
3.49%, 2/14/22	360	366	CVS Health
Altria Group			3.125%, 3/9/20		575	576
3.80%, 2/14/24	920	936	CVS Health
BAT Capital			3.35%, 3/9/21		930	938
2.297%, 8/14/20	1,775	1,758	CVS Health, FRN,
BAT Capital			3M USD LIBOR + 0.63%, 3.231%,
2.764%, 8/15/22	783	771	3/9/20		430	431
Baxalta			CVS Health, FRN,
3.60%, 6/23/22	190	192	3M USD LIBOR + 0.72%, 3.321%,
Bayer U. S. Finance II			3/9/21		475	476
3.50%, 6/25/21 (1)	450	452	Danone
Bayer U. S. Finance II, FRN,			1.691%, 10/30/19 (1)		1,655	1,644
3M USD LIBOR + 0.63%, 3.232%,			Elanco Animal Health
6/25/21 (1)	850	841	3.912%, 8/27/21 (1)		450	457
Becton Dickinson & Company			Elanco Animal Health
2.404%, 6/5/20	785	779	4.272%, 8/28/23 (1)		300	309
Becton Dickinson & Company			EMD Finance
2.675%, 12/15/19	1,360	1,359	2.40%, 3/19/20 (1)		2,325	2,311
Becton Dickinson & Company, FRN,			Express Scripts Holding
3M USD LIBOR + 0.875%, 3.476%,			2.25%, 6/15/19		115	115
12/29/20	236	236	Express Scripts Holding, FRN,
Biogen			3M USD LIBOR + 0.75%, 3.376%,
2.90%, 9/15/20	445	446	11/30/20		1,100	1,100
Bunge Finance			General Mills, FRN,
3.00%, 9/25/22	285	281	3M USD LIBOR + 0.54%, 3.319%,
Bunge Ltd. Finance			4/16/21		1,345	1,341
3.50%, 11/24/20	905	910	HCA
Campbell Soup, FRN,			4.25%, 10/15/19		235	237
3M USD LIBOR + 0.50%, 3.115%,			HCA
3/16/20	700	697	6.50%, 2/15/20		1,020	1,049
			Imperial Brands Finance
			2.95%, 7/21/20 (1)		265	264

		T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Johnson & Johnson			Enterprise Products Operating
1.95%, 11/10/20	340	338	3.50%, 2/1/22	715	729
Keurig Dr Pepper			Marathon Oil
3.551%, 5/25/21 (1)	1,130	1,142	2.70%, 6/1/20	750	745
Kroger			Phillips 66, FRN,
1.50%, 9/30/19	399	396	3M USD LIBOR + 0.60%, 3.246%,
McKesson			2/26/21	495	493
3.65%, 11/30/20	965	978	Plains All American Pipeline
Medco Health Solutions			2.60%, 12/15/19	255	254
4.125%, 9/15/20	515	524	Plains All American Pipeline
Molson Coors Brewing			5.75%, 1/15/20	705	720
2.25%, 3/15/20	430	427	Sabine Pass Liquefaction, STEP,
Reynolds American			5.625%, 2/1/21	675	701
8.125%, 6/23/19	265	268	Schlumberger Holdings
Shire Acquisitions Investments			3.75%, 5/1/24 (1)	440	447
Ireland			Williams
1.90%, 9/23/19	3,135	3,118	3.35%, 8/15/22	140	141
Shire Acquisitions Investments			Williams
Ireland			5.25%, 3/15/20	1,860	1,899
2.875%, 9/23/23	80	79
Takeda Pharmaceutical					13,003
3.80%, 11/26/20 (1)	570	579	Technology 3.4%
Teva Pharmaceutical Finance			Avnet
Netherlands III			3.75%, 12/1/21	370	374
1.70%, 7/19/19	1,613	1,599	Baidu
Teva Pharmaceutical Finance			2.75%, 6/9/19	1,715	1,716
Netherlands III			Broadcom
2.20%, 7/21/21	60	57	2.375%, 1/15/20	1,110	1,104
Tyson Foods			Broadcom
2.25%, 8/23/21	405	396	3.00%, 1/15/22	1,040	1,036
		36,391	DXC Technology
			2.875%, 3/27/20	645	645
Energy 2.8%			DXC Technology, FRN,
Cenovus Energy			3M USD LIBOR + 0.95%, 3.576%,
5.70%, 10/15/19	887	900	3/1/21	969	969
Columbia Pipeline Group			Equifax
3.30%, 6/1/20	785	787	2.30%, 6/1/21	690	677
DCP Midstream Operating			Equifax
2.70%, 4/1/19	1,110	1,110	3.60%, 8/15/21	390	393
Enable Midstream Partners, STEP,			Equifax, FRN,
2.40%, 5/15/19	435	435	3M USD LIBOR + 0.87%, 3.554%,
Encana			8/15/21	420	417
6.50%, 5/15/19	1,465	1,470	Fidelity National Information Services
Eni			2.25%, 8/15/21	780	766
4.00%, 9/12/23 (1)	270	277	Fidelity National Information Services
EnLink Midstream Partners			3.625%, 10/15/20	185	186
2.70%, 4/1/19	1,160	1,160	Hewlett Packard Enterprise
Enterprise Products Operating			2.10%, 10/4/19 (1)	400	398
2.55%, 10/15/19	15	15	International Business Machines
Enterprise Products Operating			2.50%, 1/27/22	330	327
2.80%, 2/15/21	720	720

		T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

International Business Machines			CenterPoint Energy
2.875%, 11/9/22	100	100	3.60%, 11/1/21	315	320
Keysight Technologies			Dominion Energy, STEP,
3.30%, 10/30/19	2,635	2,636	2.579%, 7/1/20	521	518
Microchip Technology			Dominion Energy, STEP,
3.922%, 6/1/21 (1)	580	585	2.962%, 7/1/19	240	240
NXP			Duke Energy
4.125%, 6/1/21 (1)	250	254	3.55%, 9/15/21	225	228
Tencent Holdings			Edison International
2.875%, 2/11/20 (1)	1,115	1,115	2.125%, 4/15/20	810	803
Tencent Holdings			Edison International
3.375%, 5/2/19 (1)	835	836	2.40%, 9/15/22	375	348
Xerox			EDP Finance
5.625%, 12/15/19	765	774	4.125%, 1/15/20 (1)	290	291

		15,308	EDP Finance
			4.90%, 10/1/19 (1)	867	875
Transportation 1.4%			Enel Finance International
American Airlines PTT, Series 2017-			2.875%, 5/25/22 (1)	770	757
2, Class B			Enel Finance International
3.70%, 10/15/25	527	512	4.25%, 9/14/23 (1)	585	598
Delta Air Lines			Exelon Generation
2.60%, 12/4/20	280	277	2.95%, 1/15/20	885	881
Delta Air Lines			Exelon Generation
2.875%, 3/13/20	1,265	1,266	5.20%, 10/1/19	136	137
Delta Air Lines			FirstEnergy
3.80%, 4/19/23	265	268	2.85%, 7/15/22	585	579
ERAC USA Finance			NextEra Energy Capital Holdings
2.35%, 10/15/19 (1)	155	155	2.30%, 4/1/19	285	285
Kansas City Southern			NextEra Energy Capital Holdings,
2.35%, 5/15/20	1,325	1,318	FRN,
Penske Truck Leasing			3M USD LIBOR + 0.55%, 3.179%,
2.50%, 6/15/19 (1)	660	659	8/28/21	890	886
Penske Truck Leasing			PNM Resources
3.20%, 7/15/20 (1)	140	140	3.25%, 3/9/21	690	689
Penske Truck Leasing			San Diego Gas & Electric
3.30%, 4/1/21 (1)	680	683	1.914%, 2/1/22	116	113
Penske Truck Leasing			Southern
3.65%, 7/29/21 (1)	160	162	2.35%, 7/1/21	210	208
Southwest Airlines					8,883
2.75%, 11/6/19	320	319
Union Pacific			Natural Gas 0.6%
3.20%, 6/8/21	830	839	CenterPoint Energy Resources
			4.50%, 1/15/21	445	456
		6,598	ENN Energy Holdings
Total Industrial		129,203	3.25%, 10/23/19	530	530

Utility 2.5%			ENN Energy Holdings
			6.00%, 5/13/21 (1)	250	263
Electric 1.9%			Sempra Energy
American Electric Power			1.625%, 10/7/19	225	223
3.65%, 12/1/21	125	127	Sempra Energy
			2.875%, 10/1/22	390	384

		T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Sempra Energy, FRN,			AmeriCredit Automobile
3M USD LIBOR + 0.50%, 3.287%,			Receivables Trust, Series
1/15/21	740	734	2016-1, Class C
			2.89%, 1/10/22	795	795
		2,590	AmeriCredit Automobile
Total Utility		11,473	Receivables Trust, Series
Total Corporate Bonds			2016-3, Class C
(Cost $223,290)		223,630	2.24%, 4/8/22	610	605
			AmeriCredit Automobile
			Receivables Trust, Series
ASSET-BACKED SECURITIES 15.6%			2016-3, Class D
			2.71%, 9/8/22	545	543
Car Loan 7.4%			AmeriCredit Automobile
Ally Auto Receivables Trust,			Receivables Trust, Series
Series 2015-2, Class C			2016-4, Class A3
2.41%, 1/15/21 (1)	750	750	1.53%, 7/8/21	258	257
Ally Auto Receivables Trust,			AmeriCredit Automobile
Series 2016-1, Class D			Receivables Trust, Series
2.84%, 9/15/22	260	260	2016-4, Class D
Ally Auto Receivables Trust,			2.74%, 12/8/22	1,365	1,359
Series 2017-2, Class C			AmeriCredit Automobile
2.46%, 9/15/22	505	502	Receivables Trust, Series
Ally Auto Receivables Trust,			2017-1, Class C
Series 2017-2, Class D			2.71%, 8/18/22	225	224
2.93%, 11/15/23	135	134	AmeriCredit Automobile
Ally Master Owner Trust, Series			Receivables Trust, Series
2018-4, Class A			2017-1, Class D
3.30%, 7/17/23	740	751	3.13%, 1/18/23	925	927
AmeriCredit Automobile			AmeriCredit Automobile
Receivables Trust, Series			Receivables Trust, Series
2014-3, Class D			2017-3, Class B
3.13%, 10/8/20	552	552	2.24%, 6/19/23	265	263
AmeriCredit Automobile			AmeriCredit Automobile
Receivables Trust, Series			Receivables Trust, Series
2014-3, Class E			2017-3, Class C
3.72%, 3/8/22 (1)	240	240	2.69%, 6/19/23	280	279
AmeriCredit Automobile			AmeriCredit Automobile
Receivables Trust, Series			Receivables Trust, Series
2014-4, Class C			2017-3, Class D
2.47%, 11/9/20	16	16	3.18%, 7/18/23	970	972
AmeriCredit Automobile			AmeriCredit Automobile
Receivables Trust, Series			Receivables Trust, Series
2014-4, Class E			2018-1, Class D
3.66%, 3/8/22	225	225	3.82%, 3/18/24	1,195	1,216
AmeriCredit Automobile			AmeriCredit Automobile
Receivables Trust, Series			Receivables Trust, Series
2015-2, Class D			2018-3, Class A3
3.00%, 6/8/21	775	775	3.38%, 7/18/23	1,120	1,133
AmeriCredit Automobile			ARI Fleet Lease Trust, Series
Receivables Trust, Series			2017-A, Class A2
2015-3, Class D			1.91%, 4/15/26 (1)	86	86
3.34%, 8/8/21	460	462

		T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

ARI Fleet Lease Trust, Series			Ford Credit Floorplan Master
2018-A, Class A2			Owner Trust, Series 2017-2,
2.55%, 10/15/26 (1)	553	552	Class B
California Republic Auto			2.34%, 9/15/22	2,260	2,241
Receivables Trust, Series			GM Financial Automobile
2015-1, Class B			Leasing Trust, Series 2017-1,
2.51%, 2/16/21	195	195	Class A4
Capital Auto Receivables Asset			2.26%, 8/20/20	110	110
Trust, Series 2016-2, Class A4			GM Financial Automobile
1.63%, 1/20/21	237	236	Leasing Trust, Series 2017-3,
Capital Auto Receivables Asset			Class A4
Trust, Series 2016-3, Class A3			2.12%, 9/20/21	125	124
1.54%, 8/20/20	8	8	GM Financial Automobile
Capital Auto Receivables Asset			Leasing Trust, Series 2017-3,
Trust, Series 2017-1, Class B			Class C
2.43%, 5/20/22 (1)	110	109	2.73%, 9/20/21	200	199
Capital Auto Receivables Asset			GM Financial Automobile
Trust, Series 2017-1, Class C			Leasing Trust, Series 2018-1,
2.70%, 9/20/22 (1)	175	173	Class C
Capital Auto Receivables Asset			3.11%, 12/20/21	295	295
Trust, Series 2018-2, Class B			GM Financial Automobile
3.48%, 10/20/23 (1)	255	257	Leasing Trust, Series 2018-1,
Capital Auto Receivables Asset			Class D
Trust, Series 2018-2, Class C			3.37%, 10/20/22	720	719
3.69%, 12/20/23 (1)	320	323	GM Financial Automobile
CarMax Auto Owner Trust,			Leasing Trust, Series 2018-2,
Series 2015-3, Class D			Class C
3.27%, 3/15/22	320	319	3.50%, 4/20/22	325	327
CarMax Auto Owner Trust,			GM Financial Automobile
Series 2015-4, Class D			Leasing Trust, Series 2019-1,
3.00%, 5/16/22	160	160	Class C
CarMax Auto Owner Trust,			3.56%, 12/20/22	595	599
Series 2016-1, Class A3			GM Financial Consumer
1.61%, 11/16/20	195	195	Automobile Receivables Trust,
CarMax Auto Owner Trust,			Series 2017-3A, Class C
Series 2016-4, Class A3			2.52%, 3/16/23 (1)	895	888
1.40%, 8/15/21	148	147	GMF Floorplan Owner Revolving
CarMax Auto Owner Trust,			Trust, Series 2016-1, Class B
Series 2017-4, Class C			2.41%, 5/17/21 (1)	150	150
2.70%, 10/16/23	150	148	GMF Floorplan Owner Revolving
Chrysler Capital Auto			Trust, Series 2016-1, Class C
Receivables Trust, Series			2.85%, 5/17/21 (1)	100	100
2016-BA, Class A3			GMF Floorplan Owner Revolving
1.64%, 7/15/21 (1)	68	68	Trust, Series 2017-1, Class C
Ford Credit Auto Lease Trust,			2.97%, 1/18/22 (1)	1,238	1,238
Series 2017-A, Class A4			GMF Floorplan Owner Revolving
2.02%, 6/15/20	460	459	Trust, Series 2017-3, Class B
Ford Credit Floorplan Master			2.26%, 8/16/21 (1)	1,245	1,241
Owner Trust, Series 2016-3,			GMF Floorplan Owner Revolving
Class B			Trust, Series 2017-3, Class C
1.75%, 7/15/21	285	284	2.46%, 8/16/21 (1)	1,245	1,242

		T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

GMF Floorplan Owner Revolving			Santander Drive Auto
Trust, Series 2018-4, Class A1			Receivables Trust, Series
3.50%, 9/15/23 (1)	975	993	2018-1, Class C
Hyundai Auto Lease			2.96%, 3/15/24	185	185
Securitization Trust, Series			Santander Drive Auto
2016-C, Class A4			Receivables Trust, Series
1.65%, 7/15/20 (1)	142	142	2018-4, Class B
Hyundai Auto Receivables Trust,			3.27%, 1/17/23	460	462
Series 2017-A, Class B			Santander Drive Auto
2.38%, 4/17/23	220	218	Receivables Trust, Series
Nissan Auto Lease Trust, Series			2018-5, Class B
2017-B, Class A4			3.52%, 12/15/22	875	884
2.17%, 12/15/21	915	910	Santander Drive Auto
Santander Drive Auto			Receivables Trust, Series
Receivables Trust, Series			2019-1, Class B
2015-3, Class D			3.21%, 9/15/23	265	266
3.49%, 5/17/21	700	702	Santander Retail Auto Lease
Santander Drive Auto			Trust, Series 2017-A, Class C
Receivables Trust, Series			2.96%, 11/21/22 (1)	240	240
2015-4, Class C			Wheels SPV 2, Series 2016-1A,
2.97%, 3/15/21	99	99	Class A2
Santander Drive Auto			1.59%, 5/20/25 (1)	7	7
Receivables Trust, Series			World Omni Automobile Lease
2015-4, Class D			Securitization Trust, Series
3.53%, 8/16/21	355	356	2017-A, Class A4
Santander Drive Auto			2.32%, 8/15/22	180	179
Receivables Trust, Series			World Omni Automobile Lease
2015-5, Class C			Securitization Trust, Series
2.74%, 12/15/21	167	167	2018-A, Class B
Santander Drive Auto			3.06%, 5/15/23	200	200
Receivables Trust, Series					33,956
2015-5, Class D
3.65%, 12/15/21	485	487	Credit 0.7%
Santander Drive Auto			Halcyon Loan Advisors Funding,
Receivables Trust, Series			Series 2014-3A, Class B1R,
2016-1, Class D			CLO, FRN,
4.02%, 4/15/22	300	303	3M USD LIBOR + 1.70%,
Santander Drive Auto			4.461%, 10/22/25 (1)	505	504
Receivables Trust, Series			OCP, Series 2014-7A, Class
2016-3, Class C			A1RR, CLO, FRN,
2.46%, 3/15/22	202	202	3M USD LIBOR + 1.12%,
Santander Drive Auto			3.881%, 7/20/29 (1)	1,750	1,741
Receivables Trust, Series			OCP, Series 2015-10A, Class
2017-1, Class B			A1R, CLO, FRN,
2.10%, 6/15/21	33	33	3M USD LIBOR + 0.82%,
Santander Drive Auto			3.585%, 10/26/27 (1)	1,035	1,029
Receivables Trust, Series
2017-1, Class C					3,274
2.58%, 5/16/22	95	95
Santander Drive Auto
Receivables Trust, Series
2017-3, Class B
2.19%, 3/15/22	395	394

		T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

			Carlyle Global Market Strategies,
Credit Card 0.3%			Series 2015-3A, Class A1R,
Synchrony Credit Card Master			CLO, FRN,
Note Trust, Series 2015-1,			3M USD LIBOR + 1.00%,
Class B			3.765%, 7/28/28 (1)	1,115	1,107
2.64%, 3/15/23	395	393	CCG Receivables Trust, Series
Synchrony Credit Card Master			2016-1, Class A2
Note Trust, Series 2016-2,			1.69%, 9/14/22 (1)	45	45
Class C			Cole Park, Series 2015-1A, Class
2.95%, 5/15/24	815	809	AR, CLO, FRN,
		1,202	3M USD LIBOR + 1.05%,
			3.811%, 10/20/28 (1)	1,120	1,114
Other Asset-Backed Securities 5.8%			Diamond Resorts Owner Trust,
Allegro III, Series 2015-1A, Class			Series 2015-2, Class A
AR, CLO, FRN,			2.99%, 5/22/28 (1)	72	72
3M USD LIBOR + 0.84%,			Elara HGV Timeshare Issuer,
3.611%, 7/25/27 (1)	900	895	Series 2014-A, Class A
Ascentium Equipment			2.53%, 2/25/27 (1)	22	22
Receivables Trust, Series			Elara HGV Timeshare Issuer,
2017-1A, Class A3			Series 2017-A, Class A
2.29%, 6/10/21 (1)	199	198	2.69%, 3/25/30 (1)	199	198
Avis Budget Rental Car Funding			Enterprise Fleet Financing,
AESOP, Series 2014-1A, Class			Series 2016-2, Class A2
A			1.74%, 2/22/22 (1)	71	71
2.46%, 7/20/20 (1)	150	150	Enterprise Fleet Financing,
Avis Budget Rental Car Funding			Series 2017-1, Class A2
AESOP, Series 2014-2A, Class			2.13%, 7/20/22 (1)	113	112
A			Enterprise Fleet Financing,
2.50%, 2/20/21 (1)	1,920	1,914	Series 2017-2, Class A2
Avis Budget Rental Car Funding			1.97%, 1/20/23 (1)	163	162
AESOP, Series 2015-1A, Class			Enterprise Fleet Financing,
A			Series 2017-3, Class A2
2.50%, 7/20/21 (1)	600	597	2.13%, 5/22/23 (1)	850	846
Avis Budget Rental Car Funding			Enterprise Fleet Financing,
AESOP, Series 2019-1A, Class			Series 2017-3, Class A3
B			2.36%, 5/20/23 (1)	280	276
3.70%, 3/20/23 (1)	175	177	Enterprise Fleet Financing,
Barings, Series 2013-IA, Class			Series 2018-2, Class A2
AR, CLO, FRN,			3.14%, 2/20/24 (1)	605	608
3M USD LIBOR + 0.80%,			Enterprise Fleet Financing,
3.561%, 1/20/28 (1)	1,125	1,111	Series 2019-1, Class A2
BlueMountain, Series 2015-2A,			2.98%, 10/22/24 (1)	380	380
Class A1R, CLO, FRN,			Golub Capital Partners, Series
3M USD LIBOR + 0.93%,			2018-39A, Class A1, CLO,
3.71%, 7/18/27 (1)	1,100	1,091	FRN,
Carlyle Global Market Strategies,			3M USD LIBOR + 1.15%,
Series 2015-1A, Class AR,			3.61%, 10/20/28 (1)	640	637
CLO, FRN,			GreatAmerica Leasing
3M USD LIBOR + 1.00%,			Receivables Funding, Series
3.761%, 4/20/27 (1)	615	616	2017-1, Class A3
			2.06%, 6/22/20 (1)	59	59

		T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

GreatAmerica Leasing			Neuberger Berman XIX, Series
Receivables Funding, Series			2015-19A, Class A1R2, CLO,
2018-1, Class A3			FRN,
2.60%, 6/15/21 (1)	280	280	3M USD LIBOR + 0.80%,
Hardee's Funding, Series 2018-			3.587%, 7/15/27 (1)	1,105	1,099
1A, Class A2I			Neuberger Berman XVI, Series
4.25%, 6/20/48 (1)	650	658	2017-16SA, Class A, CLO,
Hilton Grand Vacations Trust,			FRN,
Series 2014-AA, Class A			3M USD LIBOR + 0.85%,
1.77%, 11/25/26 (1)	425	421	3.637%, 1/15/28 (1)	675	670
Hilton Grand Vacations Trust,			OZLM VIII, Series 2014-8A,
Series 2017-AA, Class A			Class A1RR, CLO, FRN,
2.66%, 12/26/28 (1)	188	186	3M USD LIBOR + 1.17%,
Hilton Grand Vacations Trust,			3.625%, 10/17/29 (1)	710	707
Series 2017-AA, Class B			Planet Fitness Master Issuer,
2.96%, 12/26/28 (1)	65	64	Series 2018-1A, Class A2I
John Deere Owner Trust, Series			4.262%, 9/5/48 (1)	821	834
2016-A, Class A3			Sierra Timeshare Receivables
1.36%, 4/15/20	26	26	Funding, Series 2014-3A,
Kubota Credit Owner Trust,			Class A
Series 2016-1A, Class A3			2.30%, 10/20/31 (1)	43	42
1.50%, 7/15/20 (1)	93	92	Sierra Timeshare Receivables
Madison Park Funding XVIII,			Funding, Series 2015-1A,
Series 2015-18A, Class A1R,			Class A
CLO, FRN,			2.40%, 3/22/32 (1)	194	194
3M USD LIBOR + 1.19%,			Sierra Timeshare Receivables
3.951%, 10/21/30 (1)	1,175	1,167	Funding, Series 2015-2A,
Magnetite XVI, Series 2015-16A,			Class A
Class AR, CLO, FRN,			2.43%, 6/20/32 (1)	86	85
3M USD LIBOR + 0.80%,			Sierra Timeshare Receivables
3.58%, 1/18/28 (1)	1,510	1,491	Funding, Series 2015-3A,
MVW Owner Trust, Series 2013-			Class A
1A, Class A			2.58%, 9/20/32 (1)	110	110
2.15%, 4/22/30 (1)	302	299	Sierra Timeshare Receivables
MVW Owner Trust, Series 2014-			Funding, Series 2016-2A,
1A, Class A			Class A
2.25%, 9/22/31 (1)	36	36	2.33%, 7/20/33 (1)	86	85
MVW Owner Trust, Series 2015-			Sierra Timeshare Receivables
1A, Class A			Funding, Series 2017-1A,
2.52%, 12/20/32 (1)	235	232	Class A
MVW Owner Trust, Series 2017-			2.91%, 3/20/34 (1)	130	129
1A, Class A			Sierra Timeshare Receivables
2.42%, 12/20/34 (1)	110	108	Funding, Series 2019-1A,
MVW Owner Trust, Series 2017-			Class A
1A, Class B			3.20%, 1/20/36 (1)	405	408
2.75%, 12/20/34 (1)	63	62	Verizon Owner Trust, Series
MVW Owner Trust, Series 2017-			2016-2A, Class A
1A, Class C			1.68%, 5/20/21 (1)	463	461
2.99%, 12/20/34 (1)	104	102	Verizon Owner Trust, Series
			2016-2A, Class C
			2.36%, 5/20/21 (1)	405	403

		T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Verizon Owner Trust, Series			SMB Private Education Loan
2017-1A, Class C			Trust, Series 2014-A, Class
2.65%, 9/20/21 (1)	215	214	A2 A
Verizon Owner Trust, Series			3.05%, 5/15/26 (1)	411	412
2017-2A, Class C			SMB Private Education Loan
2.38%, 12/20/21 (1)	1,235	1,225	Trust, Series 2014-A, Class
Verizon Owner Trust, Series			A3 , FRN,
2017-3A, Class C			1M USD LIBOR + 1.50%,
2.53%, 4/20/22 (1)	865	859	3.984%, 4/15/32 (1)	965	982
Verizon Owner Trust, Series			SMB Private Education Loan
2018-1A, Class C			Trust, Series 2015-A, Class
3.20%, 9/20/22 (1)	340	341	A2B, FRN,
Verizon Owner Trust, Series			1M USD LIBOR + 1.00%,
2018-A, Class C			3.484%, 6/15/27 (1)	253	254
3.55%, 4/20/23	720	731	SMB Private Education Loan
Volvo Financial Equipment,			Trust, Series 2016-C, Class
Series 2016-1A, Class A3			A2B, FRN,
1.67%, 2/18/20 (1)	16	16	1M USD LIBOR + 1.10%,
Volvo Financial Equipment,			3.584%, 9/15/34 (1)	963	968
Series 2018-1A, Class B			SMB Private Education Loan
2.91%, 1/17/23 (1)	315	317	Trust, Series 2018-B, Class
Volvo Financial Equipment			A2B, FRN,
Master Owner Trust, Series			1M USD LIBOR + 0.72%,
2017-A, Class A, FRN,			3.204%, 1/15/37 (1)	1,375	1,369
1M USD LIBOR + 0.50%,					6,304
2.984%, 11/15/22 (1)	175	175	Total Asset-Backed Securities
		26,787	(Cost $71,718)		71,523

Student Loan 1.4%
Navient Private Education Refi			NON-U. S. GOVERNMENT MORTGAGE-BACKED
Loan Trust, Series 2018-A,			SECURITIES 12.3%
Class A1
2.53%, 2/18/42 (1)	494	492	Collateralized Mortgage Obligations 9.1%
Nelnet Student Loan Trust,			Angel Oak Mortgage Trust,
Series 2005-4, Class A4, FRN,			Series 2019-2, Class A1, CMO,
3M USD LIBOR + 0.18%,			ARM,
2.787%, 3/22/32	610	590	3.628%, 3/25/49 (1)	760	760
SLM Private Education Loan			Angel Oak Mortgage Trust,
Trust, Series 2013-A, Class B			Series 2019-2, Class M1,
2.50%, 3/15/47 (1)	268	268	CMO, ARM,
SLM Student Loan Trust, Series			4.065%, 3/25/49 (1)	400	400
2008-5, Class A4, FRN,			Bayview Mortgage Fund Trust,
3M USD LIBOR + 1.70%,			Series 2017-RT3, Class A,
4.471%, 7/25/23	181	183	CMO, ARM,
SLM Student Loan Trust, Series			3.50%, 1/28/58 (1)	941	944
2008-9, Class A, FRN,			Bayview Opportunity Master
3M USD LIBOR + 1.50%,			Fund Trust, Series 2017-SPL4,
4.271%, 4/25/23	128	129	Class A, CMO, ARM,
SLM Student Loan Trust, Series			3.50%, 1/28/55 (1)	283	284
2010-1, Class A, FRN,
1M USD LIBOR + 0.40%,
2.886%, 3/25/25	671	657

		T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Bayview Opportunity Master			Connecticut Avenue Securities,
Fund Trust, Series 2017-SPL5,			Series 2016-C07, Class 2M1,
Class A, CMO, ARM,			CMO, ARM,
3.50%, 6/28/57 (1)	814	817	1M USD LIBOR + 1.30%,
COLT Mortgage Loan Trust,			3.786%, 5/25/29	42	42
Series 2017-1, Class A1, CMO,			Connecticut Avenue Securities,
ARM,			Series 2017-C02, Class 2M1,
2.614%, 5/27/47 (1)	230	229	CMO, ARM,
COLT Mortgage Loan Trust,			1M USD LIBOR + 1.15%,
Series 2017-1, Class A3, CMO,			3.636%, 9/25/29	454	456
ARM,			Connecticut Avenue Securities,
3.074%, 5/27/47 (1)	28	28	Series 2017-C03, Class 1M1,
COLT Mortgage Loan Trust,			CMO, ARM,
Series 2017-2, Class A1A,			1M USD LIBOR + 0.95%,
CMO, ARM,			3.436%, 10/25/29	552	553
2.415%, 10/25/47 (1)	342	341	Connecticut Avenue Securities,
COLT Mortgage Loan Trust,			Series 2017-C04, Class 2M1,
Series 2017-2, Class A2A,			CMO, ARM,
CMO, ARM,			1M USD LIBOR + 0.85%,
2.568%, 10/25/47 (1)	145	145	3.336%, 11/25/29	348	349
COLT Mortgage Loan Trust,			Connecticut Avenue Securities,
Series 2017-2, Class A3A,			Series 2017-C05, Class 1M1,
CMO, ARM,			CMO, ARM,
2.773%, 10/25/47 (1)	64	64	1M USD LIBOR + 0.55%,
COLT Mortgage Loan Trust,			3.036%, 1/25/30	493	493
Series 2018-1, Class A1, CMO,			Connecticut Avenue Securities,
ARM,			Series 2017-C06, Class 1M1,
2.93%, 2/25/48 (1)	152	151	CMO, ARM,
COLT Mortgage Loan Trust,			1M USD LIBOR + 0.75%,
Series 2018-1, Class A3, CMO,			3.236%, 2/25/30	406	406
ARM,			Connecticut Avenue Securities,
3.084%, 2/25/48 (1)	54	54	Series 2017-C06, Class 2M1,
COLT Mortgage Loan Trust,			CMO, ARM,
Series 2018-2, Class A1, CMO,			1M USD LIBOR + 0.75%,
ARM,			3.236%, 2/25/30	180	180
3.47%, 7/27/48 (1)	852	853	Connecticut Avenue Securities,
COLT Mortgage Loan Trust,			Series 2018-C02, Class 2M1,
Series 2018-2, Class A2, CMO,			CMO, ARM,
ARM,			1M USD LIBOR + 0.65%,
3.542%, 7/27/48 (1)	415	415	3.136%, 8/25/30	61	61
COLT Mortgage Loan Trust,			Connecticut Avenue Securities,
Series 2018-3, Class A2, CMO,			Series 2018-C03, Class 1M1,
ARM,			CMO, ARM,
3.763%, 10/26/48 (1)	296	296	1M USD LIBOR + 0.68%,
COLT Mortgage Loan Trust,			3.166%, 10/25/30	757	757
Series 2018-4, Class A1, CMO,			Deephaven Residential
ARM,			Mortgage Trust, Series 2017-
4.006%, 12/28/48 (1)	736	741	1A, Class A3, CMO, ARM,
COLT Mortgage Loan Trust,			3.485%, 12/26/46 (1)	82	82
Series 2019-2, Class A1, CMO,			Deephaven Residential
ARM,			Mortgage Trust, Series 2017-
3.337%, 5/25/49 (1)	535	535	3A, Class A1, CMO, ARM,
			2.577%, 10/25/47 (1)	397	395

T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Deephaven Residential			Homeward Opportunities Fund I
Mortgage Trust, Series 2017-			Trust, Series 2019-1, Class A3,
3A, Class A2, CMO, ARM,			CMO, ARM,
2.711%, 10/25/47 (1)	42	42	3.851%, 1/25/59 (1)	670	670
Deephaven Residential			MetLife Securitization Trust,
Mortgage Trust, Series 2017-			Series 2017-1A, Class A,
3A, Class A3, CMO, ARM,			CMO, ARM,
2.813%, 10/25/47 (1)	42	42	3.00%, 4/25/55 (1)	380	376
Deephaven Residential			Mill City Mortgage Loan Trust,
Mortgage Trust, Series 2018-			Series 2016-1, Class A1, CMO,
1A, Class A1, CMO, ARM,			ARM,
2.976%, 12/25/57 (1)	329	329	2.50%, 4/25/57 (1)	108	107
Deephaven Residential			Mill City Mortgage Loan Trust,
Mortgage Trust, Series 2018-			Series 2017-2, Class A1, CMO,
3A, Class A3, CMO, ARM,			ARM,
3.963%, 8/25/58 (1)	84	84	2.75%, 7/25/59 (1)	601	594
Deephaven Residential			New Residential Mortgage Loan
Mortgage Trust, Series 2019-			Trust, Series 2018-NQM1,
1A, Class A1, CMO, ARM,			Class A1, CMO, ARM,
3.743%, 1/25/59 (1)	952	955	3.986%, 11/25/48 (1)	980	1,000
Freddie Mac Whole Loan			Sequoia Mortgage Trust, Series
Securities Trust, Series 2017-			2018-CH1, Class A11, CMO,
SC01, Class M1, CMO, ARM,			ARM,
3.597%, 12/25/46 (1)	274	274	3.50%, 2/25/48 (1)	853	860
Freddie Mac Whole Loan			Sequoia Mortgage Trust, Series
Securities Trust, Series 2017-			2018-CH2, Class A3, CMO,
SC02, Class M1, CMO, ARM,			ARM,
3.864%, 5/25/47 (1)	152	153	4.00%, 6/25/48 (1)	1,087	1,106
Galton Funding Mortgage Trust,			Sequoia Mortgage Trust, Series
Series 2018-1, Class A33,			2018-CH3, Class A19, CMO,
CMO, ARM,			ARM,
3.50%, 11/25/57 (1)	490	485	4.50%, 8/25/48 (1)	289	296
Galton Funding Mortgage Trust,			Sequoia Mortgage Trust, Series
Series 2019-1, Class A32,			2018-CH4, Class A2, CMO,
CMO, ARM,			ARM,
4.00%, 2/25/59 (1)	473	472	4.00%, 10/25/48 (1)	505	512
Goldman Sachs Mortgage-			Starwood Mortgage Residential
Backed Securities Trust,			Trust, Series 2019-IMC1, Class
Series 2014-EB1A, Class 2A1,			A1, CMO, ARM,
CMO, ARM,			3.468%, 4/25/49 (1)	485	485
2.456%, 7/25/44 (1)	54	53	Structured Agency Credit Risk
Homeward Opportunities Fund I			Debt Notes, Series 2017-
Trust, Series 2018-1, Class A1,			DNA1, Class M1, CMO, ARM,
CMO, ARM,			1M USD LIBOR + 1.20%,
3.766%, 6/25/48 (1)	570	575	3.686%, 7/25/29	316	317
Homeward Opportunities Fund I			Structured Agency Credit Risk
Trust, Series 2018-1, Class A2,			Debt Notes, Series 2017-
CMO, ARM,			DNA2, Class M1, CMO, ARM,
3.897%, 6/25/48 (1)	459	463	1M USD LIBOR + 1.20%,
Homeward Opportunities Fund I			3.686%, 10/25/29	831	835
Trust, Series 2019-1, Class A1,
CMO, ARM,
3.454%, 1/25/59 (1)	1,010	1,010

		T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Structured Agency Credit Risk			Structured Agency Credit Risk
Debt Notes, Series 2017-			Debt Notes, Series 2018-
DNA3, Class M1, CMO, ARM,			HRP2, Class M2, CMO, ARM,
1M USD LIBOR + 0.75%,			1M USD LIBOR + 1.25%,
3.236%, 3/25/30	1,594	1,593	3.736%, 2/25/47 (1)	495	497
Structured Agency Credit Risk			Structured Agency Credit Risk
Debt Notes, Series 2017-			Debt Notes, Series 2018-SPI2,
HQA1, Class M1, CMO, ARM,			Class M1, CMO, ARM,
1M USD LIBOR + 1.20%,			3.819%, 5/25/48 (1)	277	277
3.686%, 8/25/29	574	575	Structured Agency Credit Risk
Structured Agency Credit Risk			Debt Notes, Series 2018-SPI3,
Debt Notes, Series 2017-			Class M1, CMO, ARM,
HQA2, Class M1, CMO, ARM,			4.167%, 8/25/48 (1)	278	280
1M USD LIBOR + 0.80%,			Towd Point Mortgage Trust,
3.286%, 12/25/29	162	162	Series 2015-4, Class A1B,
Structured Agency Credit Risk			CMO, ARM,
Debt Notes, Series 2017-			2.75%, 4/25/55 (1)	342	339
HQA3, Class M1, CMO, ARM,			Towd Point Mortgage Trust,
1M USD LIBOR + 0.55%,			Series 2015-5, Class A1B,
3.036%, 4/25/30	141	141	CMO, ARM,
Structured Agency Credit Risk			2.75%, 5/25/55 (1)	302	299
Debt Notes, Series 2017-SPI1,			Towd Point Mortgage Trust,
Class M1, CMO, ARM,			Series 2016-1, Class A1B,
3.981%, 9/25/47 (1)	72	72	CMO, ARM,
Structured Agency Credit Risk			2.75%, 2/25/55 (1)	160	158
Debt Notes, Series 2018-			Towd Point Mortgage Trust,
DNA1, Class M1, CMO, ARM,			Series 2016-1, Class A3B,
1M USD LIBOR + 0.45%,			CMO, ARM,
2.936%, 7/25/30	414	412	3.00%, 2/25/55 (1)	219	217
Structured Agency Credit Risk			Towd Point Mortgage Trust,
Debt Notes, Series 2018-			Series 2016-2, Class A1A,
DNA2, Class M1, CMO, ARM,			CMO, ARM,
1M USD LIBOR + 0.80%,			2.75%, 8/25/55 (1)	149	148
3.286%, 12/25/30 (1)	1,445	1,445	Towd Point Mortgage Trust,
Structured Agency Credit Risk			Series 2017-1, Class A1, CMO,
Debt Notes, Series 2018-			ARM,
DNA3, Class M1, CMO, ARM,			2.75%, 10/25/56 (1)	519	513
1M USD LIBOR + 0.75%,			Towd Point Mortgage Trust,
3.236%, 9/25/48 (1)	540	540	Series 2017-2, Class A1, CMO,
Structured Agency Credit Risk			ARM,
Debt Notes, Series 2018-			2.75%, 4/25/57 (1)	329	325
HQA2, Class M1, CMO, ARM,			Towd Point Mortgage Trust,
1M USD LIBOR + 0.75%,			Series 2017-3, Class A1, CMO,
3.236%, 10/25/48 (1)	820	819	ARM,
Structured Agency Credit Risk			2.75%, 7/25/57 (1)	719	708
Debt Notes, Series 2018-			Towd Point Mortgage Trust,
HRP2, Class M1, CMO, ARM,			Series 2017-4, Class A1, CMO,
1M USD LIBOR + 0.85%,			ARM,
3.336%, 2/25/47 (1)	250	250	2.75%, 6/25/57 (1)	486	478
			Towd Point Mortgage Trust,
			Series 2017-6, Class A1, CMO,
			ARM,
			2.75%, 10/25/57 (1)	1,438	1,412

		T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Towd Point Mortgage Trust,			Banc of America Commercial
Series 2018-1, Class A1, CMO,			Mortgage Trust, Series 2017-
ARM,			BNK3, Class A1
3.00%, 1/25/58 (1)	281	278	1.957%, 2/15/50	110	108
Towd Point Mortgage Trust,			BX Commercial Mortgage Trust,
Series 2018-2, Class A1, CMO,			Series 2018-IND, Class A,
ARM,			ARM,
3.25%, 3/25/58 (1)	1,541	1,537	1M USD LIBOR + 0.75%,
Towd Point Mortgage Trust,			3.234%, 11/15/35 (1)	577	575
Series 2018-5, Class A1A,			BX Trust, Series 2017-IMC,
CMO, ARM,			Class B, ARM,
3.25%, 7/25/58 (1)	1,261	1,256	1M USD LIBOR + 1.40%,
Verus Securitization Trust,			3.884%, 10/15/32 (1)	1,100	1,095
Series 2018-1, Class A1, CMO,			BX Trust, Series 2017-IMC,
ARM,			Class D, ARM,
2.929%, 2/25/48 (1)	167	166	1M USD LIBOR + 2.25%,
Verus Securitization Trust,			4.734%, 10/15/32 (1)	345	343
Series 2018-2, Class A1, CMO,			CD Commercial Mortgage Trust,
ARM,			Series 2017-CD3, Class A1
3.677%, 6/1/58 (1)	759	766	1.965%, 2/10/50	109	108
Verus Securitization Trust,			Citigroup Commercial Mortgage
Series 2018-2, Class A2, CMO,			Trust, Series 2015-GC27,
ARM,			Class A1
3.779%, 6/1/58 (1)	201	202	1.353%, 2/10/48	10	10
Verus Securitization Trust,			Citigroup Commercial Mortgage
Series 2018-2, Class A3, CMO,			Trust, Series 2015-GC31,
ARM,			Class A1
3.83%, 6/1/58 (1)	129	129	1.637%, 6/10/48	88	88
Verus Securitization Trust,			Citigroup Commercial Mortgage
Series 2018-3, Class A1, CMO,			Trust, Series 2015-GC33,
ARM,			Class A1
4.108%, 10/25/58 (1)	979	995	1.643%, 9/10/58	371	368
Verus Securitization Trust,			CLNS Trust, Series 2017-IKPR,
Series 2019-1, Class A1, CMO,			Class A, ARM,
ARM,			1M USD LIBOR + 0.80%,
3.836%, 2/25/59 (1)	1,009	1,016	3.293%, 6/11/32 (1)	340	339
Verus Securitization Trust,			CLNS Trust, Series 2017-IKPR,
Series 2019-INV1, Class A1,			Class B, ARM,
CMO, ARM,			1M USD LIBOR + 1.00%,
3.402%, 12/25/59 (1)	520	520	3.493%, 6/11/32 (1)	565	563
Verus Securitization Trust,			Commercial Mortgage PTC,
Series 2019-INV1, Class M1,			Series 2016-CR28, Class A1
CMO, ARM,			1.77%, 2/10/49	144	142
4.034%, 12/25/59 (1)	140	140	Commercial Mortgage Trust,
		41,591	Series 2014-CR19, Class A1
			1.415%, 8/10/47	8	8
Commercial Mortgage-Backed Securities 3.2%			Commercial Mortgage Trust,
BAMLL Commercial Mortgage-			Series 2014-TWC, Class A,
Backed Securities Trust,			ARM,
Series 2018-DSNY, Class A,			1M USD LIBOR + 0.85%,
ARM,			3.349%, 2/13/32 (1)	130	130
1M USD LIBOR + 0.85%,
3.334%, 9/15/34 (1)	680	677

		T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Commercial Mortgage Trust,			InTown Hotel Portfolio Trust,
Series 2015-LC23, Class A2			Series 2018-STAY, Class A,
3.221%, 10/10/48	1,025	1,029	ARM,
Commercial Mortgage Trust,			1M USD LIBOR + 0.70%,
Series 2015-PC1, Class A1			3.184%, 1/15/33 (1)	175	174
1.667%, 7/10/50	98	98	InTown Hotel Portfolio Trust,
CSAIL Commercial Mortgage			Series 2018-STAY, Class C,
Trust, Series 2015-C1, Class			ARM,
A1			1M USD LIBOR + 1.25%,
1.684%, 4/15/50	34	33	3.734%, 1/15/33 (1)	145	144
CSAIL Commercial Mortgage			JPMorgan Barclays Bank
Trust, Series 2015-C3, Class			Commercial Mortgage
A1			Securities Trust, Series 2015-
1.717%, 8/15/48	80	79	C27, Class A1
CSAIL Commercial Mortgage			1.414%, 2/15/48	73	73
Trust, Series 2016-C5, Class			JPMorgan Chase Commercial
A1			Mortgage Securities Trust,
1.747%, 11/15/48	92	92	Series 2011-C4, Class A4
Goldman Sachs Mortgage			4.388%, 7/15/46 (1)	414	426
Securities Trust, Series 2014-			Morgan Stanley Bank of America
GC24, Class A1			Merrill Lynch Trust, Series
1.509%, 9/10/47	17	17	2014-C18, Class AS, ARM,
Goldman Sachs Mortgage			4.11%, 10/15/47	265	277
Securities Trust, Series 2015-			Morgan Stanley Bank of America
GC28, Class A1			Merrill Lynch Trust, Series
1.528%, 2/10/48	67	67	2014-C19, Class A1
Goldman Sachs Mortgage			1.573%, 12/15/47	32	32
Securities Trust, Series 2015-			Morgan Stanley Bank of America
GC32, Class A1			Merrill Lynch Trust, Series
1.593%, 7/10/48	68	68	2015-C24, Class A1
Goldman Sachs Mortgage			1.706%, 5/15/48	135	134
Securities Trust, Series 2016-			Morgan Stanley Bank of America
GS3, Class A1			Merrill Lynch Trust, Series
1.429%, 10/10/49	79	78	2016-C30, Class A1
Goldman Sachs Mortgage			1.389%, 9/15/49	140	138
Securities Trust, Series 2018-			Morgan Stanley Capital I Trust,
FBLU, Class A, ARM,			Series 2015-MS1, Class A1
1M USD LIBOR + 0.95%,			1.638%, 5/15/48	128	127
3.432%, 11/15/35 (1)	430	429	Morgan Stanley Capital I Trust,
Goldman Sachs Mortgage			Series 2017-CLS, Class B,
Securities Trust, Series 2018-			ARM,
FBLU, Class D, ARM,			1M USD LIBOR + 0.85%,
1M USD LIBOR + 2.00%,			3.334%, 11/15/34 (1)	560	556
4.484%, 11/15/35 (1)	225	224	Morgan Stanley Capital I Trust,
Great Wolf Trust, Series 2017-			Series 2017-CLS, Class C,
WOLF, Class A, ARM,			ARM,
1M USD LIBOR + 0.85%,			1M USD LIBOR + 1.00%,
3.484%, 9/15/34 (1)	985	983	3.484%, 11/15/34 (1)	450	448
Great Wolf Trust, Series 2017-			RETL, Series 2019-RVP, Class A,
WOLF, Class C, ARM,			ARM,
1M USD LIBOR + 1.32%,			1M USD LIBOR + 1.15%,
3.954%, 9/15/34 (1)	905	904	3.634%, 3/15/36 (1)	925	925

		T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

SLIDE, Series 2018-FUN, Class			12M USD LIBOR + 1.771%,
D, ARM,			4.158%, 5/1/38	19	20
1M USD LIBOR + 1.85%,			12M USD LIBOR + 1.775%,
4.334%, 6/15/31 (1)	567	568	4.186%, 5/1/37	13	14
Wells Fargo Commercial			12M USD LIBOR + 1.591%,
Mortgage Trust, Series 2013-			4.341%, 9/1/35	4	4
LC12, Class A1			12M USD LIBOR + 1.733%,
1.676%, 7/15/46	180	179	4.373%, 10/1/36	18	19
Wells Fargo Commercial			12M USD LIBOR + 1.625%,
Mortgage Trust, Series 2015-			4.375%, 7/1/38	17	18
C28, Class A1			12M USD LIBOR + 1.726%,
1.531%, 5/15/48	22	22	4.466%, 7/1/35	6	6
Wells Fargo Commercial			1Y CMT + 2.25%, 4.53%, 10/1/36	5	5
Mortgage Trust, Series 2015-
NXS1, Class A1			12M USD LIBOR + 1.723%,
1.342%, 5/15/48	38	38	4.723%, 1/1/36	2	2
Wells Fargo Commercial			12M USD LIBOR + 1.815%,
Mortgage Trust, Series 2015-			4.763%, 1/1/37	5	5
NXS2, Class A2			12M USD LIBOR + 1.90%, 4.775%,
3.02%, 7/15/58	640	639	11/1/35	1	1
Wells Fargo Commercial			12M USD LIBOR + 1.75%, 4.835%,
Mortgage Trust, Series 2016-			2/1/35	15	16
C32, Class A1			1Y CMT + 2.245%, 4.839%, 1/1/36	17	18
1.577%, 1/15/59	438	434	12M USD LIBOR + 1.979%,
Wells Fargo Commercial			4.847%, 11/1/36	4	4
Mortgage Trust, Series 2016-			12M USD LIBOR + 1.744%,
LC24, Class A1			4.868%, 2/1/37	6	7
1.441%, 10/15/49	51	50	12M USD LIBOR + 2.083%,
WFRBS Commercial Mortgage			5.207%, 2/1/38	19	20
Trust, Series 2012-C6, Class B			Federal Home Loan Mortgage, ARM,
4.697%, 4/15/45	540	558	CMO,
		14,597	1M USD LIBOR + 0.52%, 3.004%,
			11/15/43	795	796
Total Non-U. S. Government Mortgage-Backed			Federal Home Loan Mortgage, CMO
Securities			2.00%, 2/15/40	247	245
(Cost $56,341)		56,188	4.00%, 11/15/36	183	187
			Federal National Mortgage Assn.
U. S. GOVERNMENT & AGENCY MORTGAGE-BACKED			3.00%, 1/1/27	373	378
SECURITIES 6.1%			3.50%, 11/1/26 - 2/1/48	3,359	3,433
			4.00%, 6/1/33 - 7/1/48	1,173	1,210
U. S. Government Agency Obligations 4.5% (3)			4.50%, 6/1/19 - 9/1/48	2,646	2,782
Federal Home Loan Mortgage			5.00%, 7/1/19 - 2/1/49	3,005	3,223
3.50%, 3/1/46	1,250	1,279	5.50%, 7/1/20 - 5/1/40	1,003	1,090
5.00%, 12/1/23 - 7/1/25	84	87	6.00%, 9/1/21 - 4/1/40	946	1,041
5.50%, 4/1/23 - 10/1/38	28	30	6.50%, 7/1/32 - 12/1/32	121	138
6.00%, 12/1/19 - 1/1/38	164	180	Federal National Mortgage Assn. , ARM
Federal Home Loan Mortgage, ARM			12M USD LIBOR + 1.83%, 4.264%,
12M USD LIBOR + 1.625%,			4/1/38	31	32
3.936%, 4/1/37	18	19
12M USD LIBOR + 1.625%,
4.088%, 6/1/38	39	40

		T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO

Par/Shares		$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

12M USD LIBOR + 1.544%,			U. S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
4.294%, 7/1/35	4	4	MORTGAGE-BACKED) 14.7%
12M USD LIBOR + 1.597%,
4.317%, 7/1/36	19	20	U. S. Government Agency Obligations 1.8% (4)
12M USD LIBOR + 1.34%, 4.34%,			Federal Home Loan Bank
12/1/35	2	2	2.625%, 5/28/20	3,310	3,317
12M USD LIBOR + 1.861%,			Federal National Mortgage Assn.
4.361%, 5/1/38	28	30	1.50%, 7/30/20	5,065	5,007
12M USD LIBOR + 1.655%,
4.431%, 8/1/37	10	11			8,324

12M USD LIBOR + 1.577%,			U. S. Treasury Obligations 12.9%
4.463%, 12/1/35	8	8
12M USD LIBOR + 1.788%,			U. S. Treasury Notes
4.564%, 5/1/38	9	10	1.375%, 5/31/21	11,370	11,157
			U. S. Treasury Notes
12M USD LIBOR + 1.853%,			1.50%, 6/15/20 (5)	7,615	7,535
4.603%, 8/1/38	13	14
12M USD LIBOR + 1.78%, 4.655%,			U. S. Treasury Notes
1/1/34	7	7	1.625%, 11/30/20	5,935	5,867
			U. S. Treasury Notes
12M USD LIBOR + 1.77%, 4.77%,			1.875%, 12/15/20	5,520	5,479
12/1/35	3	3
12M USD LIBOR + 1.892%, 4.82%,			U. S. Treasury Notes
12/1/35	3	3	2.375%, 3/15/22	5,480	5,506
			U. S. Treasury Notes
12M USD LIBOR + 2.04%, 4.915%,			2.50%, 1/15/22	5,170	5,207
12/1/36	7	7
Federal National Mortgage Assn. , ARM, CMO			U. S. Treasury Notes
1M USD LIBOR + 0.30%, 2.786%,			2.50%, 2/15/22	1,615	1,628
11/25/47	1,244	1,235	U. S. Treasury Notes
1M USD LIBOR + 0.50%, 2.986%,			2.625%, 7/31/20	4,565	4,580
11/25/46	1,794	1,797	U. S. Treasury Notes
Federal National Mortgage Assn. ,			2.625%, 12/15/21	5,040	5,092
CMO,			U. S. Treasury Notes
4.00%, 6/25/44	874	902	2.875%, 10/31/20	1,520	1,533
			U. S. Treasury Notes
		20,402	2.875%, 10/15/21	5,150	5,230

U. S. Government Obligations 1.6%					58,814
Government National Mortgage Assn.			Total U. S. Government Agency Obligations
3.50%, 3/20/43 - 2/20/48	220	225	(Excluding Mortgage-Backed)
4.00%, 2/20/48 - 12/20/48	887	917	(Cost $67,247)		67,138
5.00%, 12/20/34 - 12/20/48	3,770	3,967

5.50%, 2/20/34 - 3/20/48	1,314	1,435	FOREIGN GOVERNMENT OBLIGATIONS &
Government National Mortgage Assn. , CMO, ARM			MUNICIPALITIES 1.9%
1M USD LIBOR + 0.30%, 2.788%,
9/20/48	256	254
1M USD LIBOR + 0.45%, 2.938%,			Owned No Guarantee 1.9%
2/20/49	509	508	Axiata
			3.466%, 11/19/20	475	478
		7,306	China Overseas Finance Cayman VI
Total U. S. Government & Agency Mortgage-			4.25%, 5/8/19	900	901
Backed Securities			China Shenhua Overseas Capital
(Cost $27,776)		27,708	3.125%, 1/20/20	930	927

		T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

CNAC HK Finbridge			Total Municipal Securities
3.00%, 7/19/20	570	569	(Cost $840)		839
CNAC HK Finbridge
4.125%, 3/14/21	535	542
Eastern Creation II Investment			SHORT-TERM INVESTMENTS 0.6%
Holdings
2.75%, 9/26/20	940	933	Commercial Paper 0.3%
Petroleos Mexicanos
5.50%, 1/21/21	110	112	4 (2) 0.3% (6)
Petroleos Mexicanos			AT&T,
6.375%, 2/4/21	600	624	2.959%, 5/28/19	1,110	1,105
Petroleos Mexicanos					1,105
8.00%, 5/3/19	1,060	1,066
State Grid Overseas Investment
2.25%, 5/4/20 (1)	1,485	1,473	Money Market Funds 0.3%
Syngenta Finance			T. Rowe Price Government Reserve
3.698%, 4/24/20 (1)	650	648	Fund,
Syngenta Finance			2.49% (7)(8)	1,461	1,461
3.933%, 4/23/21 (1)	385	388
					1,461
		8,661
Total Foreign Government Obligations &
Municipalities			Total Short-Term Investments
(Cost $8,652)		8,661	(Cost $2,566)		2,566

MUNICIPAL SECURITIES 0.2%			Total Investments in Securities 100.3%

Florida 0.2%			(Cost $458,430)		$458,253
			Other Assets Less Liabilities (0.3)%		(1,154)
State Board of Administration			Net Assets 100.0%		$457,099
Finance, Series A,
2.163%, 7/1/19	840	839

		839

‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period-end amounts to $138,639 and represents 30.3% of net assets.
(2) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread is provided if the rate is currently floating.
(3) The issuer currently operates under a federal conservatorship; however, its securities are neither issued nor guaranteed by the U.S. government.
(4) Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation currently operate under a federal conservatorship.
(5) At March 31, 2019, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(6) Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors" -- total value of such securities at period-end amounts to $1,105 and represents 0.2% of net assets
(7) Seven-day yield
(8) Affiliated Companies
1M USD LIBOR One month USD LIBOR (London interbank offered rate)

T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO

1Y CMT One year U.S. Treasury note constant maturity rate
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
12M USD LIBOR Twelve month USD LIBOR (London interbank offered rate)
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula-based on the rates of the underlying loans
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
EUR Euro
FRN Floating Rate Note
PTC Pass-Through Certificate
PTT Pass-Through Trust
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
USD U.S. Dollar

T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO

(Amounts In 000s)
Forward Currency Exchange Contracts
					Unrealized
Counterparty	Settlement	Receive	Deliver		Gain (Loss)
BNP Paribas	5/24/19	USD	45 EUR	40	$—
Citibank	5/24/19	USD	46 EUR	40	1
HSBC Bank	5/24/19	EUR	202 USD	229	(1)
State Street	5/24/19	USD	94 EUR	82	1
UBS Investment Bank	5/24/19	USD	46 EUR	40	1
Net unrealized gain (loss) on open forward currency
exchange contracts					$2

T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO

Futures Contracts
($000 s)
			Value and
	Expiration	Notional	Unrealized Gain
Description	Date	Amount	(Loss)
Long, 50 U. S. Treasury Notes five year contracts	6/19	5,791	$51
Short, 47 U. S. Treasury Notes ten year contracts	6/19	(5,838)	(82)
Long, 540 U. S. Treasury Notes two year contracts	6/19	115,071	373

Net payments (receipts) of variation margin to date			(458)

Variation margin receivable (payable) on open futures contracts			$(116)

T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
		Net Realized Gain	Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Government Reserve Fund	$	—#	$—	$25+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	12/31/18	Cost	Cost	3/31/19
T. Rowe Price Government Reserve Fund	$1,052	¤	¤ $	1,461^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $25 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $1,461.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Limited-Term Bond Portfolio (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such

T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO

securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)		Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$	— $	455,687$	— $	455,687
Short-Term Investments		1,461	1,105	—	2,566
Total Securities		1,461	456,792	—	458,253
Forward Currency Exchange Contracts		—	3	—	3
Total		$1,461$	456,795$	— $	458,256
Liabilities
Forward Currency Exchange Contracts	$	— $	1$	— $	1
Futures Contracts		116	—	—	116
Total		$116$	1$	— $	117

1 Includes Corporate Bonds, Asset-Backed Securities, Non-U.S. Government Mortgage-Backed Securities, U.S.
Government & Agency Mortgage-Backed Securities, U.S. Government Agency Obligations (Excluding
Mortgage-Backed), Foreign Government Obligations & Municipalities, Municipal Securities.